THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6023

October 1, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

We are enclosing Post-Effective Amendment (“PEA”) No. 255 to the registration statement on Form N-1A of Unified Series Trust in respect of its series IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund (the “Funds”).

PEA No. 255 was filed primarily to change the description of the IMS Capital Value Fund’s (the “Value Fund”) principal investment strategy from investing primarily in common stocks of “mid-cap U.S. companies” to investing primarily in common stocks of “mid-cap and large-cap U.S. companies,” and to disclose that the adviser to the IMS Strategic Income Fund (the “Income Fund”) has agreed to an expense cap that will lower the “Total Annual Fund Operating Expenses” disclosed in the “Annual Fund Operating Expenses” table.

The Value Fund’s adviser requested that we make the change to the Value Fund’s principal investment strategy to give the adviser additional flexibility to invest a larger portion of the Value Fund’s assets in large-cap U.S. companies. The Value Fund’s adviser expressed to us that, because many of the Value Fund’s shareholders are older individuals, the adviser would like this additional flexibility to invest in large-cap stocks, which it believes will typically exhibit lower volatility and pay higher dividends than mid-cap stocks. Please note that the Value Fund’s prospectus will continue to compare the Fund’s annual returns to those of the S&P 500 Index.

Please also note that no material changes were made to the disclosure related to the IMS Dividend Growth Fund. We respectfully request that the SEC Staff selectively review only those sections of the Prospectus and SAI relating to the Value Fund and Income Fund as set forth below. We hereby affirm to the Staff that all other sections in the Funds’ Prospectus and SAI are the same in all material respects as the standard provisions included in numerous filings, which previously have been reviewed by the Staff.

PROSPECTUS— SUMMARY SECTION – IMS CAPITAL VALUE FUND

              Principal Investment Strategies

              Principal Risks

  SUMMARY SECTION – IMS STRATEGIC INCOME FUND

              Fees and Expenses of the Fund

ADDITIONAL INFORMATION ABOUT THE IMS CAPITAL VALUE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS

We appreciate your assistance in meeting the Funds’ target effective date of October 29, 2012. Please contact me at (314) 552-6023 with any questions or comments.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Jonathan Van Duren